OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Deferred and prepaid charter revenue	$ 15,156	$ 10,000
Employee taxes	34	3,117
Other items	895	162
Other current liabilities	$ 16,085	$ 13,279